                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
 TO FIRST AMERICAN STOCK FUNDS CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
              DATED JANUARY 31, 2005, AS SUPPLEMENTED MAY 23, 2005

Effective July 1, 2005, the "Fees and Expenses" sections that appear on pages 5, 8, 11, 14, 17, 20, 23, 26, 28, 32, 35, 38, and 41 of the Prospectus are
replaced with the following:

Fund Summaries
Balanced FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.65%      0.65%      0.65%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.19%      1.94%      1.94%
  Less Contractual Waiver of Fund Expenses(5)                 (0.09)%    (0.09)%    (0.09)%
  NET EXPENSES(5)                                              1.10%      1.85%      1.85%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(5)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.10%, 1.85%, and 1.85%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  656             $  688                  $  188                  $  288                  $  188
   3 years             $  899             $1,000                  $  600                  $  600                  $  600
   5 years             $1,160             $1,239                  $1,039                  $1,039                  $1,039
   10 years            $1,906             $2,062                  $2,062                  $2,257                  $2,257


                                           PROSPECTUS - First American Stock
                                           Funds
                                                         Class A, Class B, and

                                  Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Equity Income FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.65%      0.65%      0.65%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.19%      1.94%      1.94%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  665             $  697                  $  197                  $  297                  $  197
   3 years             $  907             $1,009                  $  609                  $  609                  $  609
   5 years             $1,168             $1,247                  $1,047                  $1,047                  $1,047
   10 years            $1,914             $2,070                  $2,070                  $2,264                  $2,264


                                           PROSPECTUS - First American Stock
                                           Funds
                                                         Class A, Class B, and

                                  Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Large Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.65%      0.65%      0.65%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.19%      1.94%      1.94%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  665             $  697                  $  197                  $  297                  $  197
   3 years             $  907             $1,009                  $  609                  $  609                  $  609
   5 years             $1,168             $1,247                  $1,047                  $1,047                  $1,047
   10 years            $1,914             $2,070                  $2,070                  $2,264                  $2,264


                                           PROSPECTUS - First American Stock
                                           Funds
                                                         Class A, Class B, and

                                  Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Large Cap Select FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.65%      0.65%      0.65%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.31%      0.31%      0.31%
  Total Annual Fund Operating Expenses(4)                      1.21%      1.96%      1.96%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  667             $  699                  $  199                  $  299                  $  199
   3 years             $  913             $1,015                  $  615                  $  615                  $  615
   5 years             $1,178             $1,257                  $1,057                  $1,057                  $1,057
   10 years            $1,935             $2,091                  $2,091                  $2,285                  $2,285


                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Large Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.65%      0.65%      0.65%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.19%      1.94%      1.94%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  665             $  697                  $  197                  $  297                  $  197
   3 years             $  907             $1,009                  $  609                  $  609                  $  609
   5 years             $1,168             $1,247                  $1,047                  $1,047                  $1,047
   10 years            $1,914             $2,070                  $2,070                  $2,264                  $2,264



                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Mid Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.24%      1.99%      1.99%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  669             $  702                  $  202                  $  302                  $  202
   3 years             $  922             $1,024                  $  624                  $  624                  $  624
   5 years             $1,194             $1,273                  $1,073                  $1,073                  $1,073
   10 years            $1,967             $2,123                  $2,123                  $2,317                  $2,317

                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Mid Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.30%      0.30%      0.30%
  Total Annual Fund Operating Expenses(4)                      1.25%      2.00%      2.00%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  670             $  703                  $  203                  $  303                  $  203
   3 years             $  925             $1,027                  $  627                  $  627                  $  627
   5 years             $1,199             $1,278                  $1,078                  $1,078                  $1,078
   10 years            $1,978             $2,134                  $2,134                  $2,327                  $2,327

                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Small Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              1.00%      1.00%      1.00%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.31%      0.31%      0.31%
  Total Annual Fund Operating Expenses(4)                      1.56%      2.31%      2.31%
  Less Contractual Waiver of Fund Expenses(5)                 (0.09)%    (0.09)%    (0.09)%
  NET EXPENSES(5)                                              1.47%      2.22%      2.22%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year adjusted to reflect a decrease in the fund's management fee from 1.40% to 1.00%, effective July 1, 2005.

(5)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.47%, 2.22%, and 2.22%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  691             $  725                  $  225                  $  325                  $  225
   3 years             $1,007             $1,113                  $  713                  $  713                  $  713
   5 years             $1,345             $1,427                  $1,227                  $1,227                  $1,227
   10 years            $2,297             $2,451                  $2,451                  $2,639                  $2,639



                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Small Cap Select FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.24%      1.99%      1.99%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  669             $  702                  $  202                  $  302                  $  202
   3 years             $  922             $1,024                  $  624                  $  624                  $  624
   5 years             $1,194             $1,273                  $1,073                  $1,073                  $1,073
   10 years            $1,967             $2,123                  $2,123                  $2,317                  $2,317


                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Small Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.30%      0.30%      0.30%
  Total Annual Fund Operating Expenses(4)                      1.25%      2.00%      2.00%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  670             $  703                  $  203                  $  303                  $  203
   3 years             $  925             $1,027                  $  627                  $  627                  $  627
   5 years             $1,199             $1,278                  $1,078                  $1,078                  $1,078
   10 years            $1,978             $2,134                  $2,134                  $2,327                  $2,327


                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Real Estate Securities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.31%      0.31%      0.31%
  Total Annual Fund Operating Expenses(4)                      1.26%      2.01%      2.01%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  671             $  704                  $  204                  $  304                  $  204
   3 years             $  928             $1,030                  $  630                  $  630                  $  630
   5 years             $1,204             $1,283                  $1,083                  $1,083                  $1,083
   10 years            $1,989             $2,144                  $2,144                  $2,338                  $2,338


                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
Technology FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.33%      0.33%      0.33%
  Total Annual Fund Operating Expenses(4)                      1.28%      2.03%      2.03%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  673             $  706                  $  206                  $  306                  $  206
   3 years             $  934             $1,037                  $  637                  $  637                  $  637
   5 years             $1,214             $1,293                  $1,093                  $1,093                  $1,093
   10 years            $2,010             $2,166                  $2,166                  $2,358                  $2,358


                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

Fund Summaries
International FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                  5.50%      5.00%      1.00%
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           5.50%(1)   0.00%      0.00%
    (as a percentage of offering price)
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                       0.00%(2)   5.00%      1.00%
    (as a percentage of original purchase price or
    redemption proceeds, whichever is less)
  ANNUAL MAINTENANCE FEE(3)                                     $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              1.00%      1.00%      1.00%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.29%      0.29%      0.29%
  Total Annual Fund Operating Expenses(4)                      1.54%      2.29%      2.29%
  Less Contractual Waiver of Fund Expenses(5)                 (0.02)%    (0.02)%    (0.02)%
  NET EXPENSES(5)                                              1.52%      2.27%      2.27%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year adjusted to reflect a decrease in the fund's management fee from 1.10% to 1.00%, effective July 1, 2005.

(5)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.52%, 2.27%, and 2.27%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year              $  696             $  730                  $  230                  $  330                  $  230
   3 years             $1,008             $1,113                  $  713                  $  713                  $  713
   5 years             $1,341             $1,423                  $1,223                  $1,223                  $1,223
   10 years            $2,282             $2,436                  $2,436                  $2,624                  $2,624


                              PROSPECTUS - First American Stock Funds
                                           Class A, Class B, and Class C Shares

                                                               STOCK - STK - ABC

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
            TO FIRST AMERICAN STOCK FUNDS CLASS R SHARES PROSPECTUS
              DATED JANUARY 31, 2005, AS SUPPLEMENTED MAY 23, 2005

Effective July 1, 2005, the "Fees and Expenses" sections that appear on pages 5, 7, 10, 12, 14, 17, 19, 22, 25, 28, 30, and 33 of the Prospectus are replaced with the following:

Fund Summaries
Balanced FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.31%
  Total Annual Fund Operating Expenses(2)                                 1.61%
  Less Contractual Waiver of Fund Expenses(1)                            (0.26)%
  NET EXPENSES(1)                                                         1.35%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee and to waive other fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.35%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  137
   3 years                                                    $  483
   5 years                                                    $  852
   10 years                                                   $1,889


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                                 STOCK - STK - R

Fund Summaries
Equity Income FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.29%
  Total Annual Fund Operating Expenses(2)                                 1.59%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.44%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  147
   3 years                                                    $  487
   5 years                                                    $  851
   10 years                                                   $1,877


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                                 STOCK - STK - R

Fund Summaries
Large Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.29%
  Total Annual Fund Operating Expenses(2)                                 1.59%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.44%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  147
   3 years                                                    $  487
   5 years                                                    $  851
   10 years                                                   $1,877


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                               STOCK - STK - R

Fund Summaries
Large Cap Select FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.31%
  Total Annual Fund Operating Expenses(2)                                 1.61%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.46%


---------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  149
   3 years                                                    $  493
   5 years                                                    $  862
   10 years                                                   $1,898


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                               STOCK - STK - R

Fund Summaries
Large Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------
  Management Fees                                                                  0.65%
  Distribution and Service (12b-1) Fees                                            0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                                   0.15%
    Miscellaneous                                                                  0.29%
  Total Annual Fund Operating Expenses(2)                                          1.59%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                         (0.15)%
  NET EXPENSES(1)                                                                  1.44%
-----------------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  147
   3 years                                                    $  487
   5 years                                                    $  851
   10 years                                                   $1,877


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                               STOCK - STK - R

Fund Summaries
Mid Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------
  Management Fees                                                                  0.70%
  Distribution and Service (12b-1) Fees                                            0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                                   0.15%
    Miscellaneous                                                                  0.29%
  Total Annual Fund Operating Expenses(2)                                          1.64%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                         (0.15)%
  NET EXPENSES(1)                                                                  1.49%
-----------------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  152
   3 years                                                    $  503
   5 years                                                    $  878
   10 years                                                   $1,931


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                               STOCK - STK - R

Fund Summaries
Mid Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.30%
  Total Annual Fund Operating Expenses(2)                                 1.65%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.50%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  153
   3 years                                                    $  506
   5 years                                                    $  883
   10 years                                                   $1,942


                              PROSPECTUS - First American Stock Funds
                                           Class R Shares

                                                               STOCK - STK - R

Fund Summaries
Small Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         1.00%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.31%
  Total Annual Fund Operating Expenses(2)                                 1.96%
  Less Contractual Waiver of Fund Expenses(1)                            (0.24)%
  NET EXPENSES(1)                                                         1.72%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee and to waive other fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.72%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, adjusted to reflect a decrease in the fund's management fee from 1.40% to 1.00%, effective July 1, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  175
   3 years                                                    $  592
   5 years                                                    $1,035
   10 years                                                   $2,266


                                    PROSPECTUS - First American Stock Funds
                                                 Class R Shares

                                                                 STOCK - STK - R

Fund Summaries
Small Cap Select FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.30%
  Total Annual Fund Operating Expenses(2)                                 1.65%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.50%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  153
   3 years                                                    $  506
   5 years                                                    $  883
   10 years                                                   $1,942



                                    PROSPECTUS - First American Stock Funds
                                                 Class R Shares

                                                                 STOCK - STK - R

Fund Summaries
Small Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.31%
  Total Annual Fund Operating Expenses(2)                                 1.66%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.51%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  154
   3 years                                                    $  509
   5 years                                                    $  888
   10 years                                                   $1,953



                                    PROSPECTUS - First American Stock Funds
                                                 Class R Shares

                                                                 STOCK - STK - R

Fund Summaries
Real Estate Securities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.30%
  Total Annual Fund Operating Expenses(2)                                 1.65%
  Less Contractual Waiver of Shareholder Servicing Fee(1)                (0.15)%
  NET EXPENSES(1)                                                         1.50%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee through June 30, 2006. This fee waiver may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  153
   3 years                                                    $  506
   5 years                                                    $  883
   10 years                                                   $1,942



                                    PROSPECTUS - First American Stock Funds
                                                 Class R Shares

                                                                 STOCK - STK - R

Fund Summaries
International FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS R
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         1.00%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.30%
  Total Annual Fund Operating Expenses(2)                                 1.95%
  Less Contractual Waiver of Fund Expenses(1)                            (0.18)%
  NET EXPENSES(1)                                                         1.77%
--------------------------------------------------------------------------------

(1)The advisor has agreed to waive its shareholder servicing fee and to waive other fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.77%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, adjusted to reflect a decrease in the fund's management fee from 1.10% to 1.00%, effective July 1, 2005.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  180
   3 years                                                    $  595
   5 years                                                    $1,035
   10 years                                                   $2,260



                                    PROSPECTUS - First American Stock Funds
                                                 Class R Shares

                                                                 STOCK - STK - R

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
            TO FIRST AMERICAN STOCK FUNDS CLASS Y SHARES PROSPECTUS
              DATED JANUARY 31, 2005, AS SUPPLEMENTED MAY 23, 2005

Effective July 1, 2005, the "Fees and Expenses" sections that appear on pages 5, 7, 10, 12, 14, 17, 19, 22, 25, 28, 30, 33, and 36 of the Prospectus are
replaced with the following:

Fund Summaries
Balanced FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS Y
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 0.94%
  Less Contractual Waiver of Fund Expenses(2)                            (0.09)%
  NET EXPENSES(2)                                                         0.85%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 0.85%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $   87
   3 years                                                     $  291
   5 years                                                     $  511
   10 years                                                    $1,146


                              PROSPECTUS - First American Stock Funds
                                           Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Equity Income FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS Y
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 0.94%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $   96
   3 years                                                     $  300
   5 years                                                     $  520
   10 years                                                    $1,155


                              PROSPECTUS - First American Stock Funds
                                           Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Large Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS Y
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 0.94%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $   96
   3 years                                                     $  300
   5 years                                                     $  520
   10 years                                                    $1,155


                              PROSPECTUS - First American Stock Funds
                                           Class Y Shares

                                                               STOCK - STK - Y

Fund Summaries
Large Cap Select FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These fees and expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS Y
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.31%
  Total Annual Fund Operating Expenses(1)                                 0.96%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $   98
   3 years                                                     $  306
   5 years                                                     $  531
   10 years                                                    $1,178


                              PROSPECTUS - First American Stock Funds
                                           Class Y Shares

                                                               STOCK - STK - Y

Fund Summaries
Large Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS Y
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.65%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 0.94%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $   96
   3 years                                                     $  300
   5 years                                                     $  520
   10 years                                                    $1,155


                              PROSPECTUS - First American Stock Funds
                                           Class Y Shares

                                                               STOCK - STK - Y

Fund Summaries
Mid Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 0.99%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $  101
   3 years                                                     $  315
   5 years                                                     $  547
   10 years                                                    $1,213

                              PROSPECTUS - First American Stock Funds
                                           Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Mid Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                   None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                          0.70%
  Distribution and Service (12b-1) Fees                                     None
  Other Expenses                                                           0.30%
  Total Annual Fund Operating Expenses(1)                                  1.00%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  102
   3 years                                                    $  318
   5 years                                                    $  552
   10 years                                                   $1,225


                                         PROSPECTUS - First American Stock Funds
                                                      Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Small Cap Growth Opportunities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         1.00%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.31%
  Total Annual Fund Operating Expenses(1)                                 1.31%
  Less Contractual Waiver of Fund Expenses(2)                            (0.09)%
  NET EXPENSES(2)                                                         1.22%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year adjusted to reflect a decrease in the fund's management fee from 1.40% to 1.00%, effective July 1, 2005.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.22%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
   1 year                                                      $  124
   3 years                                                     $  406
   5 years                                                     $  710
   10 years                                                    $1,571


                                        PROSPECTUS - First American Stock Funds
                                                     Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Small Cap Select FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 0.99%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  101
   3 years                                                    $  315
   5 years                                                    $  547
   10 years                                                   $1,213


                                         PROSPECTUS - First American Stock Funds
                                                      Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Small Cap Value FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.30%
  Total Annual Fund Operating Expenses(1)                                 1.00%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  102
   3 years                                                    $  318
   5 years                                                    $  552
   10 years                                                   $1,225


                                           PROSPECTUS - First American Stock
                                           Funds

                                                Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Real Estate Securities FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.31%
  Total Annual Fund Operating Expenses(1)                                 1.01%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  103
   3 years                                                    $  322
   5 years                                                    $  558
   10 years                                                   $1,236


                                         PROSPECTUS - First American Stock Funds
                                                      Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
Technology FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.33%
  Total Annual Fund Operating Expenses(1)                                 1.03%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  105
   3 years                                                    $  328
   5 years                                                    $  569
   10 years                                                   $1,259


                                         PROSPECTUS - First American Stock Funds
                                                      Class Y Shares

                                                                 STOCK - STK - Y

Fund Summaries
International FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         1.00%
  Distribution and Service (12b-1) Fees                                   None
  Other Expenses                                                          0.29%
  Total Annual Fund Operating Expenses(1)                                 1.29%
  Less Contractual Waiver of Fund Expenses(2)                            (0.02)%
  NET EXPENSES(2)                                                         1.27%
--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year adjusted to reflect a decrease in the fund's management fee from 1.10% to 1.00%, effective July 1, 2005.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.27%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------
   1 year                                                     $  129
   3 years                                                    $  407
   5 years                                                    $  706
   10 years                                                   $1,555


                                         PROSPECTUS - First American Stock Funds
                                                      Class Y Shares

                                                                 STOCK - STK - Y

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
   TO FIRST AMERICAN INDEX FUNDS CLASS A, CLASS B, CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, the "Fees and Expenses" section that appears on page 10 of the Prospectus is replaced with the following:

Fund Summaries
Small Cap Index FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                    5.50%      5.00%      1.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                          5.50%(1)   0.00%      0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         0.00%      5.00%      1.00%
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL MAINTENANCE FEE(2)                                       $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.40%      0.40%      0.40%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.37%      0.37%      0.37%
  Total Annual Fund Operating Expenses(3)                      1.02%      1.77%      1.77%
  Less Contractual Waiver of Fund Expenses(4)                 (0.19)%    (0.19)%    (0.19)%
  NET EXPENSES(4)                                              0.83%      1.58%      1.58%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(4)The advisor has agreed contractually to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 0.83%, 1.58%, and 1.58%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year                $630             $661                    $161                    $261                    $161
   3 years               $839             $939                    $539                    $539                    $539
   5 years             $1,065           $1,142                    $942                    $942                    $942
   10 years            $1,713           $1,870                  $1,870                  $2,068                  $2,068


                                PROSPECTUS - First American Index Funds
                                             Class A, Class B and Class C Shares

                                                               INDEX - STK - ABC

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
            TO FIRST AMERICAN INDEX FUNDS CLASS R SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, the "Fees and Expenses" section that appears on page 7 of the Prospectus is replaced with the following:

Fund Summaries
Small Cap Index FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS R
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.40%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.37%
  Total Annual Fund Operating Expenses(2)                                 1.42%
  Less Contractual Waiver of Fund Expenses(1)                            (0.34)%
NET EXPENSES(1)                                                           1.08%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee and to waive other fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.08%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------


   1 year                                                     $  110
   3 years                                                    $  416
   5 years                                                    $  744
   10 years                                                   $1,673


                                       PROSPECTUS - First American Index Funds
                                                    Class R Shares

                                                                 INDEX - STK - R

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
            TO FIRST AMERICAN INDEX FUNDS CLASS Y SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, the "Fees and Expenses" sections that appear on page 7 of the Prospectus are replaced with the following:

Fund Summaries
Small Cap Index FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS Y
---------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------
  Management Fees                                                                  0.40%
  Distribution and Service (12b-1) Fees                                            None
  Other Expenses                                                                   0.37%
  Total Annual Fund Operating Expenses(1)                                          0.77%
  Less Contractual Waiver of Fund Expenses(2)                                     (0.19)%
  NET EXPENSES(2)                                                                  0.58%

--------------------------------------------------------------------------------
(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 0.58%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------------------------------------------------------
  1 year                                                       $ 59
  3 years                                                      $227
  5 years                                                      $409
  10 years                                                     $936


                                      PROSPECTUS - First American Index Funds
                                                   Class Y Shares

                                                                 INDEX - STK - Y

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
   TO FIRST AMERICAN INCOME FUNDS CLASS A, CLASS B, CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, the "Fees and Expenses" section that appears on page 7 of the Prospectus is replaced with the following:

Fund Summaries
High Income Bond FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                    4.25%      5.00%      1.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             4.25%(1)   0.00%      0.00%
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                         0.00%(2)   5.00%      1.00%
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL MAINTENANCE FEE(3)                                       $50        $50        $50
  only charged to accounts with balances below $500
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------
  Management Fees                                              0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
  Other Expenses                                               0.31%      0.31%      0.31%
  Total Annual Fund Operating Expenses(4)                      1.26%      2.01%      2.01%
  Less Contractual Waiver of Fund Expenses(5)                 (0.16)%    (0.16)%    (0.16)%
  NET EXPENSES(5)                                              1.10%      1.85%      1.85%
-------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services -- Buying Shares, Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(5)The advisor has agreed contractually to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.10%, 1.85%, and 1.85%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                       CLASS B                                         CLASS C
                                               CLASS B             ASSUMING NO                 CLASS C             ASSUMING NO
                                   ASSUMING REDEMPTION              REDEMPTION     ASSUMING REDEMPTION              REDEMPTION
                       CLASS A   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD   AT END OF EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
   1 year                $532             $688                    $188                    $288                    $188
   3 years               $793           $1,015                    $615                    $615                    $615
   5 years             $1,073           $1,268                  $1,068                  $1,068                  $1,068
   10 years            $1,869           $2,131                  $2,131                  $2,325                  $2,325


                                PROSPECTUS - First American Income Funds
                                             Class A, Class B and Class C Shares

                                                              INCOME - STK - ABC

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
            TO FIRST AMERICAN INCOME FUNDS CLASS R SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, the "Fees and Expenses" section that appears on page 7 of the Prospectus is replaced with the following:

Fund Summaries
High Income Bond FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS R
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                                         0.70%
  Distribution and Service (12b-1) Fees                                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                                          0.15%
    Miscellaneous                                                         0.32%
  Total Annual Fund Operating Expenses(2)                                 1.67%
  Less Contractual Waiver of Fund Expenses(1)                            (0.32)%
  NET EXPENSES(1)                                                         1.35%
--------------------------------------------------------------------------------

(1)The advisor has contractually agreed to waive its shareholder servicing fee and to waive other fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 1.35%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


---------------------------------------------------------------------
   1 year                                                     $  137
   3 years                                                    $  495
   5 years                                                    $  877
   10 years                                                   $1,949


                                        PROSPECTUS - First American Income Funds
                                                     Class R Shares

                                                                INCOME - STK - R

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                         SUPPLEMENT DATED JULY 1, 2005
            TO FIRST AMERICAN INCOME FUNDS CLASS Y SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

Effective July 1, 2005, the "Fees and Expenses" section that appears on page 7 of the Prospectus is replaced with the following:

Fund Summaries
High Income Bond FUND

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS Y
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                           None
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
  Management Fees                                                                                         0.70%
  Distribution and Service (12b-1) Fees                                                                   None
  Other Expenses                                                                                          0.31%
  Total Annual Fund Operating Expenses(1)                                                                 1.01%
  Less Contractual Waiver of Fund Expenses(2)                                                            (0.16)%
  NET EXPENSES(2)                                                                                         0.85%

--------------------------------------------------------------------------------

(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that Net Expenses do not exceed 0.85%. These fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


---------------------------------------------------------------------
   1 year                                                     $   87
   3 years                                                    $  306
   5 years                                                    $  542
   10 years                                                   $1,222


                                        PROSPECTUS - First American Income Funds
                                                     Class Y Shares

                                                                INCOME - STK - Y